Basis of Presentation and Summary of Significant Accounting Policies - Going Concern and Liquidity (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2023 USD ($)
Unusual or Infrequent Item, or Both
Aggregate principal amount	¥ 500,000		¥ 500,000
Cash and cash equivalents	144,648		106,347	¥ 605,454		$ 755
Total revenues	3,475,281	¥ 3,150,790	6,827,943	6,954,057	¥ 5,409,825
Relaxation Salon Segment
Unusual or Infrequent Item, or Both
Total revenues	¥ 3,138,956	¥ 2,811,984	¥ 6,059,851	¥ 5,972,913	¥ 5,196,540